OPERATING DATA - Schedule of Trade Accounts Receivable and Allowance for Expected Credit Losses (Details) - Trade accounts receivables - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade accounts receivable	$ 3,839	$ 5,143
Gross amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade accounts receivable	4,029	5,349
Allowance for lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade accounts receivable	$ (190)	$ (206)